Organization and Operations - Additional Information (Detail) - USD ($) $ in Thousands	Apr. 30, 2021	Mar. 26, 2022	Sep. 25, 2021	Sep. 26, 2020
Organization and Operations [Line Items]
Accumulated deficit		$ (1,248,771)	$ (1,154,944)	$ (856,858)
Non-refundable payments are due	$ 185,000
cash and cash equivalents		$ 259,044	$ 156,634	$ 58,264
Subsequent Event [Member]
Organization and Operations [Line Items]
Non-refundable payments received	$ 165,000